                                                   FILED PURSUANT TO RULE 497(e)
                                                 FILE NOS. 2-98772 AND 811-04347

                                    GMO TRUST

                                  SUPPLEMENT TO
        GMO EMERGING MARKETS QUALITY FUND PROSPECTUS DATED JUNE 30, 2005

PURCHASE PREMIUMS AND REDEMPTION FEES

The second and third paragraphs of the "Purchase Premiums and Redemption Fees" section of the Prospectus beginning on page 11 are hereby amended and restated in their entirety as follows:

          Purchase premiums and redemption fees are paid to and retained by the Fund to help offset portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) caused by shareholder activity by allocating those costs (or, in the case of cash transactions, an estimate of those costs) to the shareholder generating the activity. In-kind redemption transactions are not subject to redemption fees except to the extent those transactions include a cash component. Redemption fees apply to all shares of the Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

          WAIVER OF PURCHASE PREMIUMS/REDEMPTION FEES

          If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into the Fund when placing orders for the cash purchase or redemption of Fund shares by asset allocation fund shareholders ("Asset Allocation Funds") or other prospective or existing shareholders in the Fund with whom GMO has a client relationship. Consequently, the Asset Allocation Funds and these other shareholders with whom GMO has a client relationship may benefit from waivers of the Fund's purchase premium and redemption fee to a greater extent than other prospective and existing shareholders of the Fund. The Manager also may waive the purchase premium or redemption fee relating to a cash purchase or redemption transaction, as applicable, in extraordinary circumstances if the Fund will not incur transaction costs. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of any costs (e.g., stamp duties or transfer fees) incurred by the Fund in connection with the transfer of the purchasing shareholder's securities to the Fund. Waivers are not available for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms.

Supplement Date: March 2, 2006

                                                   FILED PURSUANT TO RULE 497(e)
                                                 FILE NOS. 2-98772 AND 811-04347

                                    GMO TRUST

                       AMENDED AND RESTATED SUPPLEMENT TO
   GMO TRUST PROSPECTUS DATED JUNE 30, 2005, AS REVISED SEPTEMBER 23, 2005 AND
                  GMO TRUST STATEMENT OF ADDITIONAL INFORMATION
               DATED JUNE 30, 2005, AS REVISED SEPTEMBER 23, 2005

PURCHASE PREMIUMS AND REDEMPTION FEES

The second and third paragraphs of the "Purchase Premiums and Redemption Fees" section of the Prospectus on page 101 of the Prospectus are hereby amended and restated in their entirety as follows:

          Purchase premiums and redemption fees are paid to and retained by a Fund to help offset portfolio transaction costs and other related costs (e.g., stamp duties and transfer fees) caused by shareholder activity by allocating those costs (or, in the case of cash transactions, an estimate of those costs) to the shareholder generating the activity. In-kind redemption transactions are not subject to redemption fees except to the extent those transactions include a cash component. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

          WAIVER OF PURCHASE PREMIUMS/REDEMPTION FEES

          If the Manager determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it will waive the purchase premium or redemption fee with respect to that portion. The Manager may consider known cash flows out of or into Funds when placing orders for the cash purchase or redemption of Fund shares by asset allocation fund shareholders or other prospective or existing shareholders in the Funds with whom GMO has a client relationship. Consequently, the asset allocation funds and these other shareholders with whom GMO has a client relationship may benefit from waivers of the Funds' purchase premiums and redemption fees to a greater extent than other prospective and existing shareholders of the Funds. The Manager also may waive the purchase premium or redemption fee relating to a cash purchase or redemption transaction, as applicable, in extraordinary circumstances if the relevant Fund will not incur transaction costs. The Manager will waive the purchase premium relating to the in-kind portion of a purchase transaction except to the extent of any costs (e.g., stamp duties or transfer fees) incurred by the relevant Fund in connection with the transfer of the purchasing shareholder's securities to the

     Fund. Waivers are not available for purchases and redemptions of Fund shares executed through brokers or agents, including, without limitation, intermediary platforms.

GMO ALPHA ONLY FUND

Commencing immediately, the Fund is offering an additional class of shares, Class IV.

FEES AND EXPENSES

     The tables below show, for Class IV shares, the expected cost of investing in the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)   CLASS IV
----------------------------------------------------------   --------
Purchase Premium (as a percentage of amount invested)        0.09%(1)
Redemption Fee (as a percentage of amount redeemed)          0.09%(1, 2)

ANNUAL FUND OPERATING EXPENSES
(expenses that are paid from Fund assets as a percentage of
average daily net assets)                                       CLASS IV
------------------------------------------------------------    --------
Management fee                                                  0.50% (3)
Shareholder service fee                                         0.10%(3, 4)
Other expenses                                                  0.15%(3)
Total annual operating expenses                                 0.75%(5)
   Expense reimbursement                                        0.62%(5)
Net annual expenses                                             0.13%(3)
   Fees and expenses of underlying Funds                        0.57%(6)
Aggregate annual expenses (Fund and underlying Fund expenses)   0.70%(6)

(1) See "Purchase Premiums and Redemption Fees" for a more detailed discussion of the Fund's purchase premium and redemption fee, including circumstances under which the Manager may make periodic adjustments to the level of purchase premium and redemption fee and/or waive the purchase premium or redemption fee.

(2)  Applies only to shares acquired on or after June 30, 2003.

(3) The amounts indicated reflect only the direct expenses associated with an investment in the Fund.

(4) The Manager will reimburse the Fund for all shareholder service fees borne by the Fund as a result of investing in underlying Funds, so that the aggregate of direct and indirect shareholder service fees borne by shareholders of the Fund will not exceed the shareholder service fee set forth in the table above.

(5) The Manager has contractually agreed to reimburse the Fund for Fund expenses through at least June 30, 2006 to the extent the Fund's total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying Funds, custodial fees, and other expenses described on page 96 of the Prospectus (collectively, "Excluded Fund Fees and Expenses")) exceed 0.50% of the Fund's average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2006 to the extent that the sum of (a) the Fund's total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds' Excluded Fund Fees and Expenses and, in the case of ECDF, excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.

(6) The amounts indicated are based on the indirect net expenses associated with the Fund's investment in underlying Funds for the fiscal year ended February 28, 2005. Actual indirect expenses will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.

EXAMPLE

     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying Funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class IV shares of the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES

           1 YEAR*   3 YEARS   5 YEARS   10 YEARS
           -------   -------   -------   --------
Class IV     $90       $386      $705     $1,608

*    After reimbursement.

IF YOU DO NOT SELL YOUR SHARES

           1 YEAR*   3 YEARS   5 YEARS   10 YEARS
           -------   -------   -------   --------
Class IV     $80       $376      $694     $1,596

*    After reimbursement.

See "Fees and expenses" on page 85 of the Prospectus for information relating to the Class III shares offered by the Fund through the Prospectus.

MULTIPLE CLASSES

The table under the caption "Minimum Investment Criteria for Class IV, Class V, and Class VI Eligibility" in the "Multiple Classes" section on page 102 of the Prospectus is amended to include the following:

                                                                                     SHAREHOLDER
                                                      MINIMUM TOTAL INVESTMENT       SERVICE FEE
                                     MINIMUM TOTAL        PLUS MINIMUM FUND      (AS A % OF AVERAGE
                                    FUND INVESTMENT          INVESTMENT           DAILY NET ASSETS)
                                    ---------------   ------------------------   ------------------
FUNDS OFFERING                                        $250 million plus          0.10%
CLASS IV SHARES   Alpha Only Fund     $125 million    $35 million in the Fund

FUND CODES

On the inside back cover of the Prospectus, the list of "Fund Codes" is hereby amended to add the Cusip number for Alpha Only Fund's Class IV shares, 362013 48 4.

PRINCIPAL INVESTMENT STRATEGIES

Effective October 31, 2005, GMO Alpha Only Fund may invest in GMO Emerging Country Debt Fund ("ECDF") (in addition to the GMO Trust funds in which Alpha Only Fund already invests) or in debt securities of the type invested in by ECDF. See page 60 of the Prospectus for a discussion of ECDF. The Manager will employ a similar strategy with respect to the emerging market debt asset class as it currently employs with other asset classes in which the Alpha Only Fund invests. The emerging market debt portion of Alpha Only Fund's portfolio typically will be hedged using swap contracts in which the Fund is obligated to pay an amount equal to the return of an emerging market debt index in exchange for a U.S. dollar-based interest rate, and the description of Alpha Only Fund's use of derivatives, set forth on pages 41 through 43 of the Statement of Additional Information, is hereby amended accordingly. To the extent the hedges of the emerging market debt portion of the portfolio are successful, the performance of this portion of the portfolio is not expected to correlate with the movements of the emerging market debt market generally. Instead, this portion of the portfolio is expected to perform more like a short-term fixed income fund, with variation in return (alpha) resulting from the Manager's outperformance or underperformance relative to the emerging market debt market generally.

As a result of Alpha Only Fund's investment in ECDF, Alpha Only Fund is exposed to Market Risk - Fixed Income Securities (see page 88 of the Prospectus for a description of this risk). In addition, certain of Alpha Only Fund's risks (e.g., Foreign Investment Risk, Credit and Counterparty Risk, Derivatives Risk, Leveraging Risk, Liquidity Risk, and Currency Risk), which are described on page 84 of the Prospectus, will be more pronounced as a result of Alpha Only Fund's investment in ECDF.

Clause (b) of footnote 5 to Alpha Only Fund's "Annual Fund operating expenses" table on page 85 is hereby restated as follows:

(5) (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in underlying Funds (excluding these Funds' Excluded Fund Fees and Expenses and, in the case of ECDF, excluding ECDF's fees and expenses (including legal fees) of the independent trustees of the Trust, compensation and expenses of the Trust's Chief Compliance Officer (excluding any employee benefits), and investment-related expenses such as brokerage commissions, hedging transaction fees, securities-lending fees and expenses, interest expense, and transfer taxes), exceeds 0.50% of the Fund's average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.50% of the Fund's average daily net assets.

Supplement Date: March 2, 2006